Earnings Per Share - Summary of Basic and Diluted (Net Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Numerator
Net (loss) income attributable to Alight, Inc. - basic	$ (35)	$ (62)
Denominator
Weighted-average shares outstanding - basic	439,800,624	458,558,192
Weighted-average shares outstanding - diluted	439,800,624	458,558,192
Basic (net loss) earnings per share	$ (0.08)	$ (0.14)
Diluted (net loss) earnings per share	$ (0.08)	$ (0.14)